Commitments related to operational activities (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2026	Dec. 31, 2024	Dec. 31, 2023	Jan. 14, 2022
Disclosure of detailed information about financial instruments [line items]
Commitment amount			€ 187,248	€ 221,135
Contract CRO with Pharmaceutical Research Associates B.V.
Disclosure of detailed information about financial instruments [line items]
Amount committed to pay					€ 13,300
Bonus or malus capped amount	€ 3,400
Commitment amount	232,500		156,870	€ 183,366
Contract CRO with Pharmaceutical Research Associates B.V. | CTTQ
Disclosure of detailed information about financial instruments [line items]
Amount committed to pay	€ 20,200
Contract CRO with Pharmaceutical Research Associates B.V. | Pharmaceutical Research Associates
Disclosure of detailed information about financial instruments [line items]
Commitment amount			€ 141,500
Forecast | Contract CRO with Pharmaceutical Research Associates B.V.
Disclosure of detailed information about financial instruments [line items]
Bonus or malus capped amount		€ 700